Risk/Return Detail Data - FidelityAdvisorFreedomFunds-AMCIZComboPRO	May 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Aberdeen Street Trust
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund /Class: Fidelity Advisor Freedom® 2005 Fund /A, M, C, I, Z
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity Advisor Freedom® 2005 Fund seeks high total return with a
Objective, Secondary [Text Block]	secondary objective of principal preservation as the fund approaches its target date and beyond.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. In addition to the fees and expenses described below, your broker may also require you to pay other fees, such as brokerage commissions on purchases and sales of certain classes of shares of the fund and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 112 of the prospectus. Different intermediaries may provide additional waivers or reductions of the sales charge. Please see "Sales Charge Waiver Policies Applied by Certain Intermediaries" in the "Appendix" section of the prospectus.
Shareholder Fees Caption [Text]	Shareholder fees
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund will not incur transaction costs, such as commissions, when it buys and sells shares of underlying Fidelity ® funds (or "turns over" its portfolio), but it could incur transaction costs if it were to buy and sell other types of securities directly. If the fund were to buy and sell other types of securities directly, a higher portfolio turnover rate could indicate higher transaction costs and could result in higher taxes when fund shares are held in a taxable account. Such costs, if incurred, would not be reflected in annual operating expenses or in the example and would affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 22 % of the average value of its portfolio.
Portfolio Turnover, Rate	22.00%
Expenses Deferred Charges [Text Block]	Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 112 of the prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Investing primarily in a combination of Fidelity® U.S. equity funds, international equity funds, bond funds, and short-term funds (underlying Fidelity® funds). Allocating assets according to a neutral asset allocation strategy shown in the glide path below that adjusts over time until it reaches an allocation similar to that of the Fidelity Advisor Freedom® Income Fund, approximately 10 to 19 years after the year 2005. Fidelity Management & Research Company LLC (FMR) (the Adviser) may modify the fund's neutral asset allocations from time to time when in the interests of shareholders. The neutral asset allocation shown in the glide path depicts the allocation to U.S. equity funds, international equity funds, bond funds (including U.S. investment grade bond, international bond, short-term inflation-protected bond, long-term inflation-protected bond, and long-term treasury bond), and short-term funds. Buying and selling futures contracts (both long and short positions) in an effort to manage cash flows efficiently, remain fully invested, or facilitate asset allocation. The Adviser, under normal market conditions, will make investments that are consistent with seeking high total return for several years beyond the fund's target retirement date in an effort to achieve the fund's overall investment objective. As of April 1, 2024, the fund's neutral asset allocation to underlying Fidelity® funds and futures was approximately: U.S. Equity Funds 11% International Equity Funds 8% International Bond Funds 5% U.S. Investment Grade Bond Funds 43% Long-Term Treasury Bond Funds 3% Long-Term Inflation-Protected Bond Funds 0% Short-Term Inflation-Protected Bond Funds 20% Short-Term Funds 10% * The Adviser may change these percentages over time. As a result of the active asset allocation strategy (discussed below), actual allocations may differ from the neutral allocations above. The allocation percentages may not add to 100% due to rounding. The Adviser, under normal market conditions, will use an active asset allocation strategy to increase or decrease asset class exposures relative to the neutral asset allocations reflected above by up to 10% for equity funds, bond funds and short-term funds to reflect the Adviser's market outlook, which is primarily focused on the intermediate term. The asset allocations in the glide path and pie chart above are referred to as neutral because they do not reflect any decisions made by the Adviser to overweight or underweight an asset class. The Adviser may also make active asset allocations within other asset classes (such as commodities, high yield debt (also referred to as junk bonds), floating rate debt, real estate debt, and emerging markets debt) from 0% to 10% of the fund's total assets individually, but no more than 25% in aggregate within those other asset classes. Such asset classes are not reflected in the neutral asset allocations reflected in the glide path and pie chart above. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. Designed for investors who retired in or within a few years of 2005 (target retirement date) at or around age 65. When the neutral asset allocation of a fund matches Fidelity Advisor Freedom® Income Fund's neutral asset allocation (approximately 10 to 19 years after the year indicated in the fund's name), the Board of Trustees may combine the fund with Fidelity Advisor Freedom® Income Fund, without shareholder approval, and the fund's shareholders will become shareholders of Fidelity Advisor Freedom® Income Fund. Reorganization. Fidelity Advisor Freedom ® 2005 Fund (the "Fund") has changed its asset allocation over time following its predetermined glide path and its allocations now match those of the Fidelity Advisor Freedom ® Income Fund (the "Income Fund"). As described in the Funds' prospectus, once the Funds' asset allocations match, the Board of Trustees of Fidelity Aberdeen Street Trust (the "Trust") may approve combining the Fund with the Income Fund if the Board determines that the combination is in the best interest of the Fund and its shareholders. At its January 2024 meeting, the Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization ("Agreement") between the Fund and the Income Fund. The Income Fund seeks high total return with a secondary objective of principal preservation. The Fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond. The Agreement provides for the transfer of all of the assets and the assumption of all of the liabilities of the Fund in exchange for shares of the Income Fund equal in total value to the total value of shares of the Fund. After the exchange, the Fund will distribute the Income Fund shares to its shareholders pro rata, in liquidation of the Fund (these transactions are referred to as the "Reorganization"). The Reorganization, which does not require shareholder approval, is expected to take place on or about June 14, 2024 (the "Closing Date"). The Reorganization is expected to be a tax-free transaction. This means that neither the Fund nor its shareholders will recognize any gain or loss as a direct result of the Reorganization. Shareholders of the Fund should carefully consider whether the Income Fund's principal investment strategies, limitations and risks (as set forth in the Income Fund's prospectus) will meet their investment needs. Fund shareholders who do not wish to own Income Fund shares may: (1) redeem Fund shares or (2) exchange Fund shares for shares of another Fidelity fund for which they are eligible prior to the Closing Date. Please note that if shares are held in a taxable account, a redemption or exchange will be a taxable event and may result in gain or loss in connection with the transaction. For more detailed information, please contact Fidelity at 1-877-208-0098.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time. The indexes have characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Prior to June 1, 2017, the fund operated under a different pricing structure. The fund's historical performance prior to June 1, 2017, does not reflect the fund's current pricing structure. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and a hypothetical composite of market indexes over various periods of time.
Performance Availability Website Address [Text]	institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Bar Chart Narrative [Text Block]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Annual Return, Inception Date	Oct. 02, 2018
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Mar. 31, 2024
Bar Chart, Year to Date Return	1.29%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	7.40%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Jun. 30, 2022
Lowest Quarterly Return	(6.50%)
Performance Table Heading	Average Annual Returns
Performance Table Does Reflect Sales Loads	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]	After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Fidelity Advisor Freedom 2005 Fund - Class A
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.72%	[2]
1 year	$ 644
3 years	792
5 years	953
10 years	1,418
1 Year	644
3 Years	792
5 Years	953
10 Years	$ 1,418
2014	4.07%
2015	(0.80%)
2016	5.57%
2017	10.02%
2018	(2.69%)
2019	12.42%
2020	9.16%
2021	3.58%
2022	(12.04%)
2023	7.98%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Fidelity Advisor Freedom 2005 Fund - Class C
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	1.00%	[3]
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.47%	[2]
Expenses Deferred Charges [Text Block]	On Class C shares redeemed less than one year after purchase.
1 year	$ 250
3 years	465
5 years	803
10 years	1,554
1 Year	150
3 Years	465
5 Years	803
10 Years	$ 1,554
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Fidelity Advisor Freedom 2005 Fund - Class M
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	3.50%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.97%	[2]
1 year	$ 445
3 years	648
5 years	868
10 years	1,498
1 Year	445
3 Years	648
5 Years	868
10 Years	$ 1,498
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Fidelity Advisor Freedom 2005 Fund - Class I
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.47%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.47%	[2]
1 year	$ 48
3 years	151
5 years	263
10 years	591
1 Year	48
3 Years	151
5 Years	263
10 Years	$ 591
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Fidelity Advisor Freedom 2005 Fund - Class Z
Risk/Return:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none
Management fee	0.42%	[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.42%	[2]
1 year	$ 43
3 years	135
5 years	235
10 years	530
1 Year	43
3 Years	135
5 Years	235
10 Years	$ 530
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Return Before Taxes | Fidelity Advisor Freedom 2005 Fund - Class A
Risk/Return:
Label	Return Before Taxes
Past 1 year	1.77%
Past 5 years	2.62%
Past 10 years	2.88%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Return Before Taxes | Fidelity Advisor Freedom 2005 Fund - Class C
Risk/Return:
Label	Return Before Taxes
Past 1 year	6.11%
Past 5 years	3.04%
Past 10 years	2.87%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Return Before Taxes | Fidelity Advisor Freedom 2005 Fund - Class M
Risk/Return:
Label	Return Before Taxes
Past 1 year	3.83%
Past 5 years	2.82%
Past 10 years	2.86%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Return Before Taxes | Fidelity Advisor Freedom 2005 Fund - Class I
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.22%
Past 5 years	4.09%
Past 10 years	3.75%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | Return Before Taxes | Fidelity Advisor Freedom 2005 Fund - Class Z
Risk/Return:
Label	Return Before Taxes
Past 1 year	8.23%
Past 5 years	4.14%
Since Inception	3.30%	[4]
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | After Taxes on Distributions | Fidelity Advisor Freedom 2005 Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	0.82%
Past 5 years	1.04%
Past 10 years	1.31%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | After Taxes on Distributions and Sales | Fidelity Advisor Freedom 2005 Fund - Class A
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	1.12%
Past 5 years	1.64%
Past 10 years	1.82%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
FidelityAdvisorFreedomFunds-AMCIZComboPRO | Fidelity Advisor Freedom 2005 Fund | F0556
Risk/Return:
Label	Fidelity Freedom 2005 Composite Index℠
Past 1 year	8.58%
Past 5 years	4.17%
Past 10 years	3.86%

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]	A Adjusted to reflect current fees.
[3]	B On Class C shares redeemed less than one year after purchase.
[4]	A From October 2, 2018 .